Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 20, 2018	Aug. 20, 2018	Jun. 29, 2018	May 21, 2018	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Dividends paid, per share		$ 0.06		$ 0.06	$ 0	$ 0
Dividends paid, ordinary shares	$ 10,321		$ 10,321